Annual Total Returns - Freedom 2025 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2025 Portfolio - VIP Freedom 2025 Portfolio-Initial VIP	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.11%)
Annual Return 2012	15.11%
Annual Return 2013	19.95%
Annual Return 2014	5.06%
Annual Return 2015	(0.18%)
Annual Return 2016	6.18%
Annual Return 2017	17.89%
Annual Return 2018	(6.52%)
Annual Return 2019	21.86%
Annual Return 2020	15.95%